Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000012178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000012180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000012178
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	15.91%	10.57%
Without Sales Load [Member] | C000012179
Average Annual Return [Line Items]
Average Annual Return, Percent	8.19%	16.01%	10.68%
Without Sales Load [Member] | C000012180
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%	16.00%	11.90%
Without Sales Load [Member] | C000012181
Average Annual Return [Line Items]
Average Annual Return, Percent	14.67%	16.09%	11.98%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%	16.69%	14.02%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%	16.69%	14.02%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%	16.69%	14.02%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%	16.69%	14.02%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%